Deferred taxes	12 Months Ended
Dec. 31, 2017
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Deferred taxes

Note 29: Deferred taxes

The following table shows the reconciliation between the effective and theoretical tax income at the nominal Belgian income tax rate of 33.99% (excluding additional contributions):

(€‘000)	For the year ended December 31,
	2017	2016	2015
Loss before tax	(56,396)	(23,612)	(29,114)
Nominal tax rate	33.99%	33.99%	33.99%
Tax income at nominal tax rate	18,220	8,026	9,896
Disallowed expenses	(221)	—	—
Cost of capital increases	—	—	3,663
Share-based payment expense	(873)	(968)	(498)
Deferred Tax assets not recognised	(17,126)	(7,058)	(13,061)
Effective income tax (expense) / income	1	6	—
Effective tax rate	0%	0%	0%

As having not yet reached the commercialization step, the Group accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Group. Significant uncertainty exists however surrounding the Group’s ability to realise taxable profits in a foreseeable future. Therefore, the Group has not recognised any deferred tax income in its income statement.

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€‘000)	For the year ended
	2017
	Assets	Liabilities	Net
Intangibles assets	(14)	(3,960)	(3,974)
Tangible assets	—	(215)	(215)
Recoverable cash advances liability	349	—	349
Contingent consideration liability	4,471	—	4,471
Employee Benefits liability	51	—	51
Other temporary difference	5	—	5

Tax-losses carried forward	48,152	—	48,152
	—	—	—

Unrecognised Gross Deferred Tax assets/(liabilities)	53,014	(4,174)	48,839
Netting by tax entity	(3,960)	3,960	—
Unrecognised Net Deferred Tax assets/(liabilities)	49,054	(215)	48,839

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the previous years:

(€‘000)	For the year ended
	2016
	Assets	Liabilities	Net
Intangibles assets	14,704	—	14,704
Tangible assets	—	(379)	(379)
Recoverable cash advances liability	2,322	—	2,322
Contingent consideration and other financial liabilities	—	—	—
Employee Benefits liability	69	—	69
Other temporary difference	—	—	—

Tax-losses carried forward	22,654	—	22,654

Unrecognised Gross Deferred Tax assets/(liabilities)	39,749	(379)	39,370
Netting by tax entity	464	(464)	—
Unrecognised Net Deferred Tax assets/(liabilities)	40,214	(844)	39,370

(€‘000)	For the year ended
	2015
	Assets	Liabilities	Net
Intangibles assets	11,676	—	11,676
Tangible assets	—	—	—
Recoverable cash advances liability	3,433	—	3,433
Contingent consideration liability	41	—	41
Employee Benefits liability	—	—	—
Other temporary difference	(21)	—	(21)

Tax-losses carried forward	21,707	—	21,707

Unrecognised Gross Deferred Tax assets/(liabilities)	36,836	—	36,836
Netting by tax entity	2,450	—	2,450
Unrecognised Net Deferred Tax assets/(liabilities)	39,286	—	39,286

The Group’s main deductible temporary difference relates to tax losses carried forward, which have indefinite term under both BE and US tax regimes applicable to our local subsidiaries. In addition, the Group can benefit from additional tax benefits (like notional interest deduction in Belgium) which can be carry-forwarded until the fiscal year 2019.

The remaining temporary differences refer to differences between IFRS accounting policies and local tax valuation rules.

The Group has not recognised any deferred tax asset on its balance sheet, for the same reason as explained above (uncertainty relating to taxable profits in a foreseeable future).

The change in the Group’s unrecognised deferred tax asset balance is detailed below:

UNRECOGNISED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€‘000)	For the year ended
EUR	2017	2016	2015
Opening balance at January 1st,	39,370	39,286	26,169
Temporary difference creation or reversal	(15,580)	(6,844)	6,537
Change in Tax-losses carried forward	44,011	6,775	6,580
Foreign exchange rate effect	(113)	154	—
Change in BE tax rate applicable (34% > 25%)	(14,896)	—	—
Change in US tax rate applicable (35% > 23%)	(3,953)	—	—
Closing balance at December 31,	48,839	39,370	39,286

The increases relate to the additional losses reported year on year.